ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Accrued compensation and benefits	$ 1,621	$ 1,108	$ 1,040
Accrued research and development	156	163	82
Accrued other	204	167	128
Total accrued expenses	$ 1,981	$ 1,438	$ 1,250